Supplement to the currently effective STATEMENT OF ADDITIONAL INFORMATION

Deutsche Core Plus Income Fund

Thomas M. Farina and Gregory M. Staples have been added as portfolio managers of the fund and, together with Gary Russell and John D. Ryan, are responsible for the day-to-day management of the fund.

The following information replaces the existing tables for Deutsche Core Plus Income Fund in Appendix I-D – Portfolio Management of the fund’s Statement of Additional Information. The information for Gary Russell and John D. Ryan is provided as of January 31, 2016 and the information for Thomas M. Farina and Gregory M. Staples is provided as of March 31, 2016:

Fund Ownership of Portfolio Managers

Name of Portfolio Manager	Dollar Range of Fund Shares Owned	Dollar Range of All Deutsche Fund Shares Owned
Thomas M. Farina	$0	$100,001 - $500,000
Gregory M. Staples	$0	$0
Gary Russell	$1 - $10,000	$100,001 - $500,000
John D. Ryan	$1 - $10,000	$50,001 - $100,000

Conflicts of Interest

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts
Thomas M. Farina	2	$276,890,147	0	$0
Gregory M. Staples	5	$2,797,405,098	0	$0
Gary Russell	16	$5,142,921,706	0	$0
John D. Ryan	11	$5,259,262,291	0	$0

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance- Based Fee Accounts
Thomas M. Farina	0	$0	0	$0
Gregory M. Staples	0	$0	0	$0
Gary Russell	0	$0	0	$0
John D. Ryan	0	$0	0	$0

April 20, 2016

SAISTKR-240

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
Thomas M. Farina	46	$18,810,650,748	0	$0
Gregory M. Staples	224	$33,734,782,535	0	$0
Gary Russell	4	$678,383,547	0	$0
John D. Ryan	0	$0	0	$0

Please Retain This Supplement for Future Reference